Operating loss	12 Months Ended
Dec. 31, 2020
Expense By Nature [Abstract]
Operating loss
5.	Operating loss

This is stated after charging/(crediting):

	Year ended December 31,
	2020	2019	2018
	£000s	£000s	£000s
Depreciation of property, plant and equipment	476	452	379
Amortization of intangibles	20	30	20
Share-based payments charge	4,395	584	681
(Gain)/loss on disposal of property, plant and equipment	(3)	2	6
Short lease payments on premises	347	374	416
Fees payable to the Company's auditors for the audit of the Company and the consolidation:	-
- audit of these financial statements	284	105	151
- other assurance services	431	554	175
- tax compliance services	-	-	93